Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Finance Cost [abstract]
Average principle outstanding during period	$ 1,165,994	$ 657,144	$ 1,195,591	$ 687,516
Average effective interest rate during period	4.25%	3.44%	4.27%	3.27%
Total interest expense incurred during period	$ 12,388	$ 5,659	$ 25,508	$ 11,249
Costs related to undrawn credit facilities	871	1,218	1,712	2,418
Interest expense-lease liabilities	47		78
Letters of guarantee		490	(46)	807
Total finance costs	$ 13,306	$ 7,367	$ 27,252	$ 14,474